Inventories (Tables)	6 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consisted of the following:
	As of September 30,	As of March 31,
	2025	2026
		(unaudited)
Auto parts and auto accessories	$254	$492
Total	$254	$492